T. ROWE PRICE Inflation Protected Bond Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.8%
Car Loan 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  330 313
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  545 538
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 470 439
1,290
Other Asset-Backed Securities 0.5%
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 32 1 316
HPEFS Equipment Trust
Series 2021-2A, Class C
0.88%, 9/20/28 (1) 700 661
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 3.582%, 7/15/33 (1) 480 471
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.983%, 1/25/32 (1) 570 562
MVW Owner Trust
Series 2018-1A, Class A
3.45%, 1/21/36 (1) 171 167
OZLM VIII
Series 2014-8A, Class A1R3, CLO, FRN
3M USD LIBOR + 0.98%, 3.72%, 10/17/29 (1) 1,890 1,872
4,049
Student Loan 0.1%
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,247 1,121
1,121
Total Asset-Backed Securities
(Cost $6,728) 6,460
CORPORATE BONDS 1.5%
FINANCIAL INSTITUTIONS 0.3%
Banking 0.2%
Credit Suisse, 4.75%, 8/9/24  1,985 1,977
1,977
T. ROWE PRICE Inflation Protected Bond Fund

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Insurance 0.1%
MassMutual Global Funding II, 4.15%, 8/26/25 (1) 550 549
549
Total Financial Institutions 2,526
INDUSTRIAL 0.8%
Communications 0.3%
Charter Communications Operating, 4.908%, 7/23/25  385 384
Sprint, 7.125%, 6/15/24  1,735 1,792
2,176
Consumer Cyclical 0.0%
Nissan Motor Acceptance, 1.125%, 9/16/24 (1) 475 439
439
Consumer Non-Cyclical 0.4%
HCA, 5.375%, 2/1/25  1,985 2,005
Viatris, 1.65%, 6/22/25  920 838
2,843
Energy 0.1%
Energy Transfer, 2.90%, 5/15/25  1,040 985
985
Total Industrial 6,443
UTILITY 0.4%
Electric 0.4%
Edison International, 4.70%, 8/15/25  1,925 1,905
NextEra Energy Capital Holdings, 4.255%, 9/1/24  1,280 1,279
Total Utility 3,184
Total Corporate Bonds
(Cost $12,215) 12,153
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Owned No Guarantee 0.0%
DAE Funding, 1.55%, 8/1/24 (1) 315 295
Total Foreign Government Obligations & Municipalities
(Cost $314) 295
MUNICIPAL SECURITIES 0.3%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  260 242
242
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  55 53
Denver City & County Airport System, Series C, 1.115%, 11/15/24  80 76
129

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia 0.0%
Atlanta Water & Wastewater, 0.271%, 11/1/22  45 45
Atlanta Water & Wastewater, 0.407%, 11/1/23  45 43
Atlanta Water & Wastewater, 0.616%, 11/1/24  45 42
130
Illinois 0.2%
Illinois, Series A, GO, 2.84%, 10/1/23  1,350 1,329
1,329
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  100 98
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  225 212
310
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  50 50
50
Texas 0.0%
Dallas Area Rapid Transit, 0.397%, 12/1/22  45 45
Dallas Area Rapid Transit, 0.541%, 12/1/23  30 29
Dallas Area Rapid Transit, 0.761%, 12/1/24  25 23
97
West Virginia 0.0%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.193%,
6/1/23  135 132
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A, 1.497%,
6/1/24  180 172
304
Total Municipal Securities
(Cost $2,670) 2,591
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.1%
Collateralized Mortgage Obligations 1.9%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 5 5
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 1,465 1,315
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 3.644%, 1/25/30  23 23
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  458 456

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  27 27
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 895 884
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 600 596
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 737 671
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 96 91
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 37 36
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 237 226
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.945%, 7/25/44 (1) 6 6
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 1,273 1,141
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 1,882 1,695
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 538 518
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 84 79
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 831 777
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 118 112
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 101 94
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 3.194%, 2/25/60 (1) 32 31

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 49 47
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 910 820
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 30 29
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 20 20
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 14 14
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 794 681
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 180 173
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 3.183%, 1/25/42 (1) 1,576 1,541
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 3.483%, 2/25/42 (1) 1,357 1,351
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 699 619
Verus Securitization Trust
Series 2021-8, Class A2, CMO, ARM
2.286%, 11/25/66 (1) 385 343
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 564 508
14,929
Commercial Mortgage-Backed Securities 0.1%
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 3.991%, 4/15/34 (1) 560 538
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.98%, 4/15/32 (1) 169 160
698

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.1%
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 357 348
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 142 137
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 68 68
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 3 4
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 26 26
583
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $17,429) 16,210
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Obligations 0.0%
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  145 141
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $146) 141
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 91.2%
U.S. Treasury Obligations 91.2%
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  2,512 1,955
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52 (2) 24,453 19,142
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  9,121 7,331
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  24,384 21,934
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  27,455 25,631
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  1,958 1,782
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  12,388 11,579
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  10,747 10,334
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  781 756
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  11,996 11,720
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  4,386 4,549
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  29,599 29,151
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  13,513 13,297
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  48,601 47,667
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  8,313 8,109

T. ROWE PRICE Inflation Protected Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  30,631 29,995
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  141,116 136,992
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 (3) 27,992 26,711
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  29,649 28,328
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  6,090 5,788
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  39,102 37,110
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  47,991 45,314
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  35,998 35,537
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  88,367 86,890
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  2,019 2,000
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  34,073 33,839
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  35,366 35,129
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $766,997) 718,570
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Treasury Reserve Fund, 2.37% (4)(5) 27,285 27,285
Total Short-Term Investments
(Cost $27,285) 27,285
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.36% (4)(5) 14 14
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 14
Total Securities Lending Collateral
(Cost $14) 14

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes ten year futures contracts, Put, 9/23/22
@ $116.00 (6) 135 15,782 78
Total Options Purchased (Cost $67) 78
Total Investments in Securities 99.4%
(Cost $833,865) $ 783,797
Other Assets Less Liabilities 0.6% 4,498
Net Assets 100.0% $ 788,295
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,596 and represents 2.9% of net assets.
(2) All or a portion of this security is on loan at August 31, 2022.
(3) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
(6) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
FRN Floating Rate Note
GO General Obligation
NZD New Zealand Dollar
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
SWAPS 1.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.5%
Zero-Coupon Inflation Swaps 0.5%
Barclays Bank, 3 Year Zero-Coupon
Inflation Swap Pay Fixed 0.285% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 3/27/23 29,300 4,214 — 4,214
Total Bilateral Zero-Coupon Inflation Swaps — 4,214
Total Bilateral Swaps — 4,214
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Zero-Coupon Inflation Swaps 0.5%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 1.565% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/20/22 16,000 1,657 — 1,657
2 Year Zero-Coupon Inflation Swap Pay
Fixed 2.249% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/23 13,800 1,244 1 1,243
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.327% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/26/24 12,300 (56) — (56)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.515% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/12/23 11,300 493 — 493
Total Centrally Cleared Zero-Coupon Inflation Swaps 3,337
Total Centrally Cleared Swaps 3,337
Net payments (receipts) of variation margin to date (3,398)
Variation margin receivable (payable) on centrally cleared swaps $ (61)

T. ROWE PRICE Inflation Protected Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/21/22 USD 1,773 AUD 2,550 $ 27
Citibank 9/23/22 USD 1,446 SEK 14,630 73
Goldman Sachs 10/21/22 NZD 1,150 USD 729 (26)
Goldman Sachs 10/21/22 USD 720 NZD 1,150 16
HSBC Bank 10/21/22 AUD 2,550 USD 1,794 (48)
HSBC Bank 10/21/22 NZD 2,845 USD 1,785 (44)
HSBC Bank 10/21/22 USD 1,770 NZD 2,845 29
Morgan Stanley 9/23/22 SEK 14,630 USD 1,442 (68)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (41)

T. ROWE PRICE Inflation Protected Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 228 U.S. Treasury Notes ten year contracts 12/22 26,654 $ (100)
Short, 334 U.S. Treasury Notes five year contracts 12/22 (37,014) 127
Long, 194 U.S. Treasury Notes two year contracts 12/22 40,416 (1)
Short, 240 Ultra U.S. Treasury Notes ten year
contracts 12/22 (30,045) 98
Short, 159 Three month SOFR contracts 3/23 (38,261) 71
Long, 159 Three month SOFR contracts 3/24 38,369 (82)
Net payments (receipts) of variation margin to date (32)
Variation margin receivable (payable) on open futures contracts $ 81

T. ROWE PRICE Inflation Protected Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 2++
T. Rowe Price Treasury Reserve Fund, 2.37% — — 163
Totals $ —# $ — $ 165+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ —  ¤  ¤ $ 14
T. Rowe Price Treasury Reserve
Fund, 2.37% 21,534  ¤  ¤ 27,285
Total $ 27,299^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $165 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $27,299.

T. ROWE PRICE Inflation Protected Bond Fund
Unaudited
Notes to Portfolio of Investments
13
T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Inflation Protected Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the

T. ROWE PRICE Inflation Protected Bond Fund

Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Inflation Protected Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 756,420 $ — $ 756,420
Short-Term Investments 27,285 — — 27,285
Securities Lending Collateral 14 — — 14
Options Purchased 78 — — 78
Total Securities 27,377 756,420 — 783,797
Swaps* — 7,607 — 7,607
Forward Currency Exchange
Contracts — 145 — 145
Futures Contracts* 296 — — 296
Total $ 27,673 $ 764,172 $ — $ 791,845
Liabilities
Swaps* $ — $ 56 $ — $ 56
Forward Currency Exchange
Contracts — 186 — 186
Futures Contracts* 183 — — 183
Total $ 183 $ 242 $ — $ 425
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Inflation Protected Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F147-054Q1 08/22